Material Partly-Owned Subsidiaries - Summary of Statements of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Current assets	₽ 67,462	₽ 63,765
Non-current assets	251,665	261,700
Current liabilities	(484,148)	(505,346)
Non-current liabilities	(79,112)	(72,707)
Total equity	(244,133)	(252,588)	₽ (261,854)	₽ (146,413)
Attributable to:
Equity holders of parent	(253,066)	(260,274)
Non-controlling interest	8,933	7,686	₽ 5,948	₽ 8,253
SKCC and subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	43,303	29,513
Non-current assets	86,396	89,689
Current liabilities	(136,469)	(138,268)
Non-current liabilities	(4,019)	(3,778)
Total equity	10,789	22,844
Attributable to:
Equity holders of parent	10,990	22,492
Non-controlling interest	(201)	352
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Current assets	3,492	3,666
Non-current assets	4,158	3,586
Current liabilities	(2,804)	(3,025)
Non-current liabilities	(76)	(104)
Total equity	(4,770)	(4,123)
Attributable to:
Equity holders of parent	(3,443)	(2,974)
Non-controlling interest	(1,327)	(1,149)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Current assets	44,440	36,533
Non-current assets	86,353	83,378
Current liabilities	(99,119)	(92,371)
Non-current liabilities	(5,252)	(5,562)
Total equity	(26,422)	(21,978)
Attributable to:
Equity holders of parent	(24,913)	(20,690)
Non-controlling interest	(1,509)	(1,288)
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Current assets	7,245	3,150
Non-current assets	0	3,841
Current liabilities	(135)	(230)
Non-current liabilities	(192)	(181)
Total equity	(6,918)	(6,580)
Attributable to:
Equity holders of parent	(5,820)	(5,534)
Non-controlling interest	(1,098)	(1,046)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Current assets	10,104	7,367
Non-current assets	6,810	8,010
Current liabilities	(6,502)	(6,291)
Non-current liabilities	(145)	(130)
Total equity	(10,267)	(8,956)
Attributable to:
Equity holders of parent	(9,383)	(8,190)
Non-controlling interest	(884)	(766)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Current assets	11,111	9,905
Non-current assets	23,006	22,165
Current liabilities	(1,599)	(1,951)
Non-current liabilities	(390)	(799)
Total equity	(32,128)	(29,320)
Attributable to:
Equity holders of parent	(28,929)	(26,401)
Non-controlling interest	(3,199)	(2,919)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Current assets	11,005	9,768
Non-current assets	15,958	15,197
Current liabilities	(6,700)	(7,700)
Non-current liabilities	(160)	(80)
Total equity	(20,103)	(17,185)
Attributable to:
Equity holders of parent	(18,856)	(16,113)
Non-controlling interest	(1,247)	(1,072)
Izhstal [member]
Disclosure of subsidiaries [line items]
Current assets	4,958	3,490
Non-current assets	2,880	5,526
Current liabilities	(12,059)	(8,165)
Non-current liabilities	(1,981)	(5,372)
Total equity	6,202	4,521
Attributable to:
Equity holders of parent	5,587	4,069
Non-controlling interest	₽ 615	₽ 452